Schedule of Investments (unaudited)	iShares® Residential and Multisector Real Estate ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 27.2%
CareTrust REIT Inc.	225,532	$4,158,810
Community Healthcare Trust Inc.	55,131	1,996,294
Diversified Healthcare Trust	553,065	1,006,578
Global Medical REIT Inc.	142,061	1,595,345
Healthcare Realty Trust Inc.(a)	354,317	9,637,422
Healthcare Trust of America Inc., Class A	537,717	15,007,682
Healthpeak Properties Inc.	1,268,273	32,860,953
LTC Properties Inc.	91,004	3,493,644
Medical Properties Trust Inc.	1,396,666	21,327,090
National Health Investors Inc.	103,074	6,247,315
Omega Healthcare Investors Inc.	552,702	15,580,669
Physicians Realty Trust	526,463	9,186,779
Sabra Health Care REIT Inc.	539,034	7,530,305
Universal Health Realty Income Trust	29,802	1,585,764
Ventas Inc.	781,515	40,193,317
Welltower Inc.(a)	889,770	73,272,560
		244,680,527
Residential REITs — 50.7%
American Campus Communities Inc.	325,721	20,999,233
American Homes 4 Rent, Class A	713,301	25,279,387
Apartment Income REIT Corp.	368,934	15,347,654
Apartment Investment & Management Co., Class A(b)	351,122	2,247,181
AvalonBay Communities Inc.	273,432	53,114,166
Bluerock Residential Growth REIT Inc., Class A	66,658	1,752,439
BRT Apartments Corp.	27,800	597,422
Camden Property Trust	243,809	32,787,434
Centerspace	35,929	2,930,010
Clipper Realty Inc.	27,715	213,960
Equity LifeStyle Properties Inc.(a)	417,684	29,434,191
Equity Residential	724,945	52,355,528
Essex Property Trust Inc.	150,253	39,292,662
Independence Realty Trust Inc.	518,533	10,749,189
Invitation Homes Inc.	1,194,577	42,503,050
Mid-America Apartment Communities Inc.	238,167	41,600,630
NexPoint Residential Trust Inc.	52,876	3,305,279
Security	Shares	Value

Residential REITs (continued)
Sun Communities Inc.	257,363	$41,013,368
UDR Inc.	746,194	34,354,772
UMH Properties Inc.	116,179	2,051,721
Washington Real Estate Investment Trust	204,159	4,350,628
		456,279,904
Specialized REITs — 21.6%
CubeSmart	525,669	22,456,580
Extra Space Storage Inc.	259,371	44,124,194
Life Storage Inc.	197,836	22,090,368
National Storage Affiliates Trust	199,791	10,003,535
Public Storage	306,122	95,715,166
		194,389,843
Total Long-Term Investments — 99.5%
(Cost: $1,026,150,799)		895,350,274

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	12,326,935	12,325,702
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	1,190,000	1,190,000

Total Short -Term Investments — 1.5%
(Cost: $13,516,054)		13,515,702

Total Investments in Securities — 101.0%
(Cost: $1,039,666,853)		908,865,976

Liabilities in Excess of Other Assets — (1.0)%		(9,253,200)

Net Assets — 100.0%		$899,612,776

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,326,050	(a)	$—		$4	$(352)	$12,325,702	12,326,935	$705	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,910,000	—		(1,720,000	)(a)	—	—	1,190,000	1,190,000	2,345		—
						$4	$(352)	$13,515,702		$3,050		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Residential and Multisector Real Estate ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	117	09/16/22	$4,176	$90,585

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$895,350,274	$—	$—	$895,350,274
Money Market Funds	13,515,702	—	—	13,515,702
	$908,865,976	$—	$—	$908,865,976
Derivative financial instruments(a)
Assets
Futures Contracts.	$90,585	$—	$—	$90,585

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

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